Details of Selected Balance Sheet Accounts - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, principally trade	$ 49,284	$ 121,957
Less allowance for doubtful accounts	(4,919)	(7,632)
Accounts receivable, net	$ 44,365	$ 114,325